S000049573 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	103 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
MSCI ACWI ex USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.62%	7.08%	4.38%
MSCI World ex USA Enhanced Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.10%	7.65%	4.14%
iShares MSCI Intl Value Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		19.99%	7.51%	4.05%
Performance Inception Date				Jun. 16, 2015
iShares MSCI Intl Value Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.77%	6.80%	3.44%
iShares MSCI Intl Value Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.85%	5.96%	3.21%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.